DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property and equipment
Property and equipment, net

	March 31,
	2024	2023	2022
Machinery and equipment, and software	$49,095	$48,534	$47,777
Leasehold improvements	12,473	14,405	6,029
Furniture and fixtures	1,109	863	844
	62,677	63,802	54,650
Less: accumulated depreciation	(50,649)	(47,247)	(41,797)
Total property, plant and equipment, net	$12,028	$16,555	$12,853

Property and equipment, net by geographic region
The following table summarizes property and equipment, net by geographic region (in thousands):

	For the year ended March 31,
	2024	2023	2022
United States(1)	$11,759	$16,289	$12,506
International	269	266	347
Total	$12,028	$16,555	$12,853
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(1)Property and equipment for regions outside of the United States is not significant.